Leases - Summary of Components of Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	¥ 47,905	¥ 42,447	¥ 27,099
Financing lease cost:
Amortization of right-of-use assets	204	161	60
Interest on lease liabilities	29	33	23
Short-term lease cost	13,902	10,612	6,016
Total	¥ 62,040	¥ 53,253	¥ 33,198